Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for Plan benefits, per the financial statements	$ 57,471,301	$ 56,554,360
Employer contributions receivable, net of forfeitures	0	(259,323)
Net assets available for Plan benefits, per form 5500	$ 57,471,301	$ 56,295,037